SHARE-BASED COMPENSATION - (Details)								12 Months Ended
	Sep. 15, 2021 shares	Feb. 14, 2021 USD ($) shares	Jun. 17, 2020 shares	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Jun. 06, 2017 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2018 shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted				15,000,000	30,000,000
Share-based compensation expenses								¥ 202,345,626	$ 29,337,358	¥ 150,166,481		¥ 55,056,426
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled				15,000,000	6,200,000
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	44,290,560	33,090,000
Granted	4,950,000	900,000
Share options granted	4,950,000	900,000
Common stock par value | $ / shares											$ 0.01			$ 0.01
Market capitalization | $		$ 500,000,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled							10,806,665
Maximum aggregate number of ordinary shares approved for issuance															250,000,000	100,000,000	100,000,000	34,449,614	14,449,614	6,449,614
Stock options contractual term								5 years	5 years
Options to purchase ordinary share, outstanding shares											50,000
ordinary shares, available for future grants											108,073,400
Number of options exercised							6,328,535
Shares vested period								3 years	3 years
Common stock par value | $ / shares							$ 0.01
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					4,700,000			0	0
Granted						5,750,000		0	0
Total instrinsic value of options exercised								¥ 0	$ 0		$ 0		$ 0
Options to purchase ordinary share, outstanding shares								50,000			50,000			50,000
Number of options exercised								0	0
Fair value of options granted | $ / shares									$ 0.51
Share options granted						5,750,000		0	0
Shares vested period						36 months
Share options forfeited					1,000,000
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost								¥ 59,700,000						$ 8,700,000
Share-based compensation expenses								¥ 202,300,000	$ 29,300,000	¥ 150,200,000		¥ 55,100,000
Restricted shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	44,290,560	32,190,000	29,100,000
Shares vested period	2 years
Market capitalization | $		$ 400,000,000
Performance based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted			15,600,000
Time based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted			13,500,000
Lock in period			6 months